Other Income (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Interest income	$ 21,406	$ 14,375
Foreign exchange gains (loss), net	(24,695)	49,290
Others	1,055	19,232
Total	$ (2,234)	$ 82,896